Expenses and Net Other Income - Net other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
Negative Goodwill			€ 11,166
Subsidies	€ 1,965	€ 1,198	1,706
Impact of disposals tangible assets	(61)	(1,029)
Impact of disposals intangible assets		(355)
Other net other income (expenses)	(1,530)	211	1,388
Total	€ 374	€ 25	€ 14,260